Securities-Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 45,453		$ 5,758
Less than 12 months Unrealized losses	1,359		63
12 months or more Fair value	2,071		2,798
12 months or more Unrealized losses	478		300
Total Fair value	47,524		8,556
Total Unrealized losses	1,837		363		1,001
Securities available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	29,479		5,073
Less than 12 months Unrealized losses	1,020		62
12 months or more Fair value	1,745		2,296
12 months or more Unrealized losses	455		239
Total Fair value	31,224		7,369
Total Unrealized losses	1,475		301		874
Securities available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	7,719		956
Less than 12 months Unrealized losses	605		3
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	7,719		956
Total Unrealized losses	605		3		2
Securities available-for-sale | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	97
Less than 12 months Unrealized losses	5
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	97
Total Unrealized losses	5		0		0
Securities available-for-sale | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,374		1,139
Less than 12 months Unrealized losses	55		7
12 months or more Fair value	222		173
12 months or more Unrealized losses	37		22
Total Fair value	2,596		1,312
Total Unrealized losses	92		29		47
Securities available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	12,011		1,336
Less than 12 months Unrealized losses	226		8
12 months or more Fair value	83		96
12 months or more Unrealized losses	324		0
Total Fair value	12,094		1,432
Total Unrealized losses	550		8		11
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	102		154
Less than 12 months Unrealized losses	7		18
12 months or more Fair value	592		689
12 months or more Unrealized losses	43		69
Total Fair value	694		843
Total Unrealized losses	50		87		334
Securities available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	93		64
Less than 12 months Unrealized losses	14		19
12 months or more Fair value	614		670
12 months or more Unrealized losses	43		90
Total Fair value	707		734
Total Unrealized losses	57		109		230
Securities available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	517		131
Less than 12 months Unrealized losses	21		1
12 months or more Fair value	174		310
12 months or more Unrealized losses	6		44
Total Fair value	691		441
Total Unrealized losses	27		45		77
Securities available-for-sale | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,390
Less than 12 months Unrealized losses	34
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	1,390
Total Unrealized losses	34
Securities available-for-sale | Asset-backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			314
Less than 12 months Unrealized losses			1
12 months or more Fair value			321
12 months or more Unrealized losses			9
Total Fair value			635
Total Unrealized losses	0		10		37
Securities available-for-sale | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,529		779
Less than 12 months Unrealized losses	9		2
12 months or more Fair value	38		7
12 months or more Unrealized losses	0		1
Total Fair value	1,567		786
Total Unrealized losses	9		3		3
Securities available-for-sale | Corporate bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	612		178
Less than 12 months Unrealized losses	25		3
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	612		178
Total Unrealized losses	25		3		5
Securities available-for-sale | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,976
Less than 12 months Unrealized losses	18
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	2,976
Total Unrealized losses	18		0		33
Securities available-for-sale | Grantor Trust Non-agency Residential Mortgage Backed Securities [Domain]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	59	[1]	22	[1]
Less than 12 months Unrealized losses	1	[1]	0	[1]
12 months or more Fair value	22	[1]	30	[1]
12 months or more Unrealized losses	2	[1]	4	[1]
Total Fair value	81	[1]	52	[1]
Total Unrealized losses	3	[1]	4	[1]	92	[1]
Held-to-maturity:
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,974		685
Less than 12 months Unrealized losses	339		1
12 months or more Fair value	326		502
12 months or more Unrealized losses	23		61
Total Fair value	16,300		1,187
Total Unrealized losses	362		62		127
Held-to-maturity: | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,278
Less than 12 months Unrealized losses	84
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	2,278
Total Unrealized losses	84		0		0
Held-to-maturity: | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	406
Less than 12 months Unrealized losses	13
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	406
Total Unrealized losses	13
Held-to-maturity: | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0		0		0
Held-to-maturity: | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	12,639		234
Less than 12 months Unrealized losses	236		1
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	12,639		234
Total Unrealized losses	236		1		0
Held-to-maturity: | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	10		38
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	65		104
12 months or more Unrealized losses	3		8
Total Fair value	75		142
Total Unrealized losses	3		8		32
Held-to-maturity: | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0		413
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	261		373
12 months or more Unrealized losses	20		52
Total Fair value	261		786
Total Unrealized losses	20		52		93
Held-to-maturity: | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			0
Less than 12 months Unrealized losses			0
12 months or more Fair value			25
12 months or more Unrealized losses			1
Total Fair value			25
Total Unrealized losses	0		1		2
Held-to-maturity: | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	641
Less than 12 months Unrealized losses	6
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	641
Total Unrealized losses	$ 6

[1]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.